Condensed financial information of the Company - Condensed Statements of Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (154,176,673)	$ (163,686,999)	$ (156,456,170)
Operating loss	147,809,450	309,862,002	375,430,481
Interest expense	(129,487,405)	(113,775,360)	(99,245,696)
Interest income	33,405,610	51,493,595	31,225,694
Net (loss)/gain on debt extinguishment	(1,843,306)	(8,580,510)	(21,443,949)
Gain/ (loss) on short-term investments	5,052,944	1,451,200	(2,256,890)
Other expenses/(income)	(1,296,377)	5,848,727	1,741,732
Income from operations before income taxes	67,575,310	233,507,174	250,399,267
Income taxes	(135,059,190)	(150,478,372)	(144,447,247)
Net income /(loss) attributable to Xinyuan Real Estate Co., Ltd. shareholders	(81,040,908)	68,344,527	73,034,549
Other comprehensive income/(loss), net of tax of nil
Other comprehensive income/(loss), tax	0	0	0
Foreign currency translation adjustments	94,386,918	(21,079,940)	(59,759,616)
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders	(13,768,778)	48,299,700	13,686,634
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(7,211,678)	(9,509,893)	(9,877,059)
Operating loss	(7,211,678)	(9,509,893)	(9,877,059)
Interest expense	(112,996,759)	(107,382,764)	(105,990,420)
Interest income	599,544	1,682,189	1,221,465
Net (loss)/gain on debt extinguishment	(5,911,528)	536,011	3,267,457
Gain/ (loss) on short-term investments	(27,077)	27,099
Other expenses/(income)	(4,277,443)	(20,106,250)	(11,135,488)
Equity in profit of subsidiaries, net	41,999,605	203,098,135	195,548,594
Income from operations before income taxes	(81,913,808)	68,344,527	73,034,549
Net income /(loss) attributable to Xinyuan Real Estate Co., Ltd. shareholders	(81,913,808)	68,344,527	73,034,549
Other comprehensive income/(loss), net of tax of nil
Other comprehensive income/(loss), tax	0	0	0
Foreign currency translation adjustments	73,327,128	(20,044,827)	(59,347,915)
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ (8,586,680)	$ 48,299,700	$ 13,686,634